Equity - Schedule of Warrants Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Warrants Activity [Line Items]
Weighted average exercise price, Outstanding at beginning of period	$ 21.15	$ 26.55
Weighted average grant date fair value, Non-vested at the end of period	$ 14.75	$ 17.1
Warrants [Member]
Schedule of Warrants Activity [Line Items]
Number of warrants, Outstanding at beginning of period	504,487	509,674
Weighted average exercise price, Outstanding at beginning of period	$ 23.09	$ 30.15
Number of warrants Issued
Weighted average exercise price, Issued
Number of warrants, Exercised
Weighted average exercise price, Exercised
Number of warrants, Forfeited and expired	(11,972)	(1,517)
Weighted average exercise price, Forfeited and expired	$ 375	$ 150
Number of warrants, Outstanding and exercisable at end of period	492,515	508,157
Weighted average grant date fair value, Non-vested at the end of period		$ 29.74